Long –term debt and other financial liabilities (Details Narrative) - USD ($)			1 Months Ended		2 Months Ended			3 Months Ended			4 Months Ended	5 Months Ended		12 Months Ended
	Jan. 10, 2024	Jan. 12, 2022	Jan. 30, 2023	Jan. 20, 2023	Mar. 13, 2024	Mar. 01, 2024	Feb. 17, 2023	Apr. 03, 2023	Mar. 31, 2023	Mar. 29, 2023	Apr. 20, 2023	Jun. 14, 2023	Jun. 09, 2023	Dec. 31, 2023	Dec. 22, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long-term Debt, Gross														$ 1,411,779,000		$ 1,417,341,000
Prepaid amount														241,232,000
Cash and Cash Equivalents, at Carrying Value														$ 372,032,000		$ 304,367,000	$ 117,192,000
Debt Instrument, Covenant Compliance														The Company fulfilled its requirements in respect of the financial covenants of all of its loan agreements, as at December 31, 2023
Purchase Obligation														$ 527,251,000
Minimum liquidity requirement [Member]
Debt Instrument [Line Items]
Cash and Cash Equivalents, at Carrying Value														75,026,000
Two loan agreements [Member]
Debt Instrument [Line Items]
Restricted Cash and Cash Equivalents														$ 3,050,000
Neo Energy, Andromeda And Decathlon [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description				five-year
Line of Credit Facility, Maximum Borrowing Capacity				$ 85,000,000
Long-Term Debt, Description				the refinancing of the LNG carrier, Neo Energy, the handysize Andromeda and the suezmax tanker Decathlon
Proceeds from Issuance of Debt			$ 72,274,000
Prepaid amount			42,085,000
Repayments of Debt			$ 24,000,000
Number of repayment installments				ten
Debt Instrument, Frequency of Periodic Payment				semi-annual
Debt Instrument, Periodic Payment				$ 6,547,200
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 6,802,000
Aphrodite, Ajax, Apollon, Ariadne, Aris and Artemis [Member]
Debt Instrument [Line Items]
Prepaid amount									$ 41,750,000
Arion And Amphitrite [Member]
Debt Instrument [Line Items]
Prepaid amount							$ 6,815,000
Sola TS and Oslo TS [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description										five-year
Line of Credit Facility, Maximum Borrowing Capacity										$ 72,150,000
Long-Term Debt, Description										the refinancing of the aframax tankers, Sola TS and Oslo TS
Proceeds from Issuance of Debt									72,150,000
Prepaid amount								$ 25,650,000	$ 25,973,000
Number of repayment installments										ten
Debt Instrument, Frequency of Periodic Payment										semi-annual
Debt Instrument, Periodic Payment										$ 3,006,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 42,090,000
Marathon TS and Stavanger TS [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description									five-year
Line of Credit Facility, Maximum Borrowing Capacity									$ 70,000,000
Long-Term Debt, Description									the refinancing of the aframax tankers, Marathon TS and Stavanger TS
Proceeds from Issuance of Debt											$ 70,000,000
Prepaid amount											$ 63,364,000
Number of repayment installments									ten
Debt Instrument, Frequency of Periodic Payment									semi-annual
Debt Instrument, Periodic Payment									$ 2,850,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 41,500,000
Asahi Princess And Parthenon TS [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description													five-year
Line of Credit Facility, Maximum Borrowing Capacity													$ 49,000,000
Long-Term Debt, Description													the refinancing of the aframax tankers, Asahi Princess and Parthenon TS
Proceeds from Issuance of Debt												$ 49,000,000
Prepaid amount												$ 35,596,000
Number of repayment installments													ten
Debt Instrument, Frequency of Periodic Payment													semi-annual
Debt Instrument, Periodic Payment													$ 3,062,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid													$ 18,375,000
DP2 Shuttle Tanker Paris 24 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description															seven-year
Line of Credit Facility, Maximum Borrowing Capacity															$ 100,000,000
Long-Term Debt, Description															the pre- and post- delivery financing of the under construction DP2 suezmax shuttle tanker Paris 24
Proceeds from Issuance of Debt	$ 12,932,000
Number of repayment installments															fourteen
Debt Instrument, Frequency of Periodic Payment															semi-annual
Debt Instrument, Periodic Payment															$ 2,777,770
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid															$ 61,111,110
Alpes, Poppy S, Aspen, Mystras DF and Montmartre DF [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description						five-year
Line of Credit Facility, Maximum Borrowing Capacity						$ 245,000,000
Long-Term Debt, Description						to finance the acquisition of the five vessels, Alpes, Poppy S, Aspen, Mystras DF and Montmartre DF
Number of repayment installments						ten
Debt Instrument, Frequency of Periodic Payment						semi-annual
Alpes, Poppy S, Aspen, Mystras DF and Montmartre DF [Member] | Six months after the delivery of the vessel I [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment						$ 2,012,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						28,175,000
Alpes, Poppy S, Aspen, Mystras DF and Montmartre DF [Member] | Six months after the delivery of the vessel II [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment						2,012,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						28,175,000
Alpes, Poppy S, Aspen, Mystras DF and Montmartre DF [Member] | Six months after the delivery of the vessel III [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment						1,615,500
Alpes, Poppy S, Aspen, Mystras DF and Montmartre DF [Member] | Six months after the delivery of the vessel IV [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment						1,565,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						37,550,000
Alpes, Poppy S, Aspen, Mystras DF and Montmartre DF [Member] | Six months after the delivery of the vessel V [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment						1,565,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						37,550,000
Breiviken, Morviken, Eikeviken, Angleviken and Askviken [Member] | Six months after the delivery of the vessel III [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 25,845,000
DP2 Shuttle Tanker Athens 04 [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 103,456,000
Long-Term Debt, Description					to the pre- and post- delivery financing of the under construction DP2 suezmax shuttle tanker Athens 04
Number of repayment installments					fourteen
Debt Instrument, Frequency of Periodic Payment					semi-annual
Debt Instrument, Periodic Payment					$ 2,873,770
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 63,223,108
Tenergy [Member]
Debt Instrument [Line Items]
Long-Term Debt, Description														for its under-construction LNG carrier, Tenergy
Prepaid amount		$ 27,750,000
Number of repayment installments														forty
Debt Instrument, Frequency of Periodic Payment														quarterly
Debt Instrument, Periodic Payment														$ 2,332,000
Sale Leaseback Transaction, Date														December 21, 2021
Sale Leaseback Transaction, Lease Terms														ten-year
Proceeds from Lines of Credit		$ 177,238,000
Purchase Obligation														$ 83,955,000
All bank loans [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross														$ 1,411,779,000
Debt Instrument, Description of Variable Rate Basis														Interest rates on the outstanding loans as at December 31, 2023, are based on Secured Overnight Financing Rate (“SOFR”) plus a spread.
All bank loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage														6.40%
All bank loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage														8.27%